TCW FUNDS, INC.

TCW Core Fixed Income Fund

(Class I: TGCFX; Class N: TGFNX; Plan Class: TGCPX)

TCW Enhanced Commodity Strategy Fund

(Class I: TGGWX; Class N: TGABX)

TCW Global Bond Fund

(Class I: TGGBX; Class N: TGGFX)

TCW High Yield Bond Fund

(Class I: TGHYX; Class N: TGHNX)

TCW Short Term Bond Fund

(Class I: TGSMX)

Supplement dated July 26, 2024 to the Prospectus and

the applicable Summary Prospectus

each dated March 1, 2024, as supplemented

For current and prospective investors in each fund specified below (each, a “Fund”):

TCW Core Fixed Income Fund

Effective December 31, 2024, Stephen M. Kane will no longer serve as a portfolio manager for the Fund.

Therefore, effective July 29, 2024, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane, CFA (until December 31, 2024)	13 years	Generalist Portfolio Manager

Bryan T. Whalen, CFA	10 years	Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager

Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

TCW Enhanced Commodity Strategy Fund

Effective December 31, 2024, Stephen M. Kane will no longer serve as a portfolio manager for the Fund.

Therefore, effective July 29, 2024, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Advisor
Bret R. Barker	12 years (Since inception of the Fund)	Managing Director

Ruben Hovhannisyan, CFA	2 years (Since December 2021)	Generalist Portfolio Manager
Stephen M. Kane, CFA (until December 31, 2024)	12 years (Since inception of the Fund)	Generalist Portfolio Manager

Bryan T. Whalen, CFA	2 years (Since December 2021)	Generalist Portfolio Manager

Jamie L. Patton	Since September 2023	Managing Director

TCW Global Bond Fund

Effective December 31, 2024, Stephen M. Kane will no longer serve as a portfolio manager for the Fund.

Therefore, effective July 29, 2024, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane, CFA (until December 31, 2024)	12 years (Since inception of the Fund)	Generalist Portfolio Manager

Bryan T. Whalen, CFA	4 years	Generalist Portfolio Manager

TCW High Yield Bond Fund

Effective December 31, 2024, Stephen M. Kane will no longer serve as a portfolio manager for the Fund.

Therefore, effective July 29, 2024, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Advisor
Jerry Cudzil	4 years	Generalist Portfolio Manager

Stephen M. Kane, CFA (until December 31, 2024)	5 years	Generalist Portfolio Manager
Steven J. Purdy	4 years	Managing Director

Brian Gelfand	Since September 2023	Managing Director

TCW Short Term Bond Fund

Effective December 31, 2024, Stephen M. Kane will no longer serve as a portfolio manager for the Fund.

Therefore, effective July 29, 2024, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane, CFA (until December 31, 2024)	13 years	Generalist Portfolio Manager

Bryan T. Whalen, CFA	10 years	Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager

Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

The foregoing disclosure supersedes any statements to the contrary under the heading “Management of the Funds — Portfolio Managers” on pages 96 to 97 of the Prospectus.

Please retain this Supplement for future reference.